DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Tax [Abstract]
Schedule of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2025	2024
Deferred tax asset	4,906	6,418
Deferred tax liability	(6,222)	(2,258)
Deferred tax (liability) asset, net	(1,316)	4,160

Schedule of Change in Deferred Income Tax
The change in the deferred income tax account is as follows:

	As of December 31
	2025	2024
Deferred tax, net at the beginning of the year	4,160	5,126
Business combination (Note 5)	(13,475)	—
Credited (charged) to the profit or loss (Note 23)	7,309	(588)
Charged to the other comprehensive income (Note 23)	(19)	—
Translation differences	709	(378)
Deferred tax, net at the end of the year	(1,316)	4,160

Schedule of Deferred Taxes Calculated on Temporary Differences	The balance is comprised of the following:

	As At December 31,
	2025	2024
Intangible assets - deferred tax assets	2,406	4,615
Intangible assets - deferred tax liability	(13,159)	(3,212)
Trading losses and other allowances	9,437	2,757
Net deferred tax (liabilities) assets	(1,316)	4,160